Benefit Plans, Pension and Other Postretirement Benefit Liabilities in Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Total Pension and Other Postretirement Benefit Liabilities Included in Balance Sheets [Abstract]
Other assets	$ 2.3	$ 1.4
Accrued liabilities	(2.2)	(2.1)
Pension and other postretirement benefits	$ (99.7)	$ (94.8)